UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    November 9, 2006


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		126,468



List of Other Included Managers:

NONE

					 	Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)	 Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp	COM	01446u-10-3	320	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	376	6422	SH	Sole				6422
Alleghany Corp		COM	017175-10-0	2458	8506	SH	Sole				8506
Allergan		COM	018490-10-2	676	6000	SH	Sole				6000
Allstate Corp		COM	020002-10-1	324	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	294	3840	SH	Sole				3840
Anheuser Busch Cos Inc	COM	035229-10-3	5115	107670	SH	Sole				107670
Archstone Smith Tr Com	COM	039583-10-9	839	15405	SH	Sole				15405
ADP Inc			COM	053015-10-3	1828	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	496	9257	SH	Sole				9257
BB&T Corp		COM	054937-10-7	270	6158	SH	Sole				6158
Beckman Coulter		COM	075811-10-9	241	4184	SH	Sole				4184
Bell South Corp		COM	079860-10-2	385	9017	SH	Sole				9017
Berkshire Hathaway Cl A	COM	084670-10-8	766	8	SH	Sole				8
Berkshire Hathaway Cl B	COM	084670-20-7	9912	3123	SH	Sole				3123
Citigroup Inc		COM	172967-10-1	975	19626	SH	Sole				19626
Columbia Equity Tr Inc	COM	197627-10-2	686	41225	SH	Sole				41225
Dell Computer Corp Com	COM	24702r-10-1	4567	199950	SH	Sole				199950
Dover Motorsports Inc	COM	260174-10-7	570	105122	SH	Sole				105122
Exxon Mobil Corp	COM	30231g-10-2	2866	42707	SH	Sole				42707
Farmer Bros Corp	COM	307675-10-8	1765	85914	SH	Sole				85914
Farmers & Merchants Bk 	COM	308243-10-4	381	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1855	925	SH	Sole				925
General Electric Corp	COM	369604-10-3	950	26904	SH	Sole				26904
Genuine Parts Co Com	COM	372460-10-5	3341	77471	SH	Sole				77471
Gladstone Capital Corp 	COM	376535-10-0	2751	124967	SH	Sole				124967
Glaxo Holdings Plc	COM	37733w-10-5	2602	48878	SH	Sole				48878
Hasbro Inc Com		COM	418056-10-7	4408	193769	SH	Sole				193769
Home Depot Inc Com	COM	437076-10-2	4246	117062	SH	Sole				117062
IHOP Corp Com		COM	449623-10-7	609	13136	SH	Sole				13136
Intrnat'l Speedway Cl A	COM	460335-20-1	3594	72103	SH	Sole				72103
J P Morgan Chase And Co	COM	46625H-10-0	209	4457	SH	Sole				4457
Johnson & Johnson	COM	478160-10-4	1170	18010	SH	Sole				18010
Kaydon Corp Com		COM	486587-10-8	1011	27308	SH	Sole				27308
Leucadia National Corp	COM	527288-10-4	2603	99470	SH	Sole				99470
Markel Corp Com		COM	570535-10-4	10095	24582	SH	Sole				24582
Marsh & McLennan Cos 	COM	571748-10-2	2906	103249	SH	Sole				103249
McClatchy Co Cl A	COM	579489-10-5	1026	24323	SH	Sole				24323
Mercantile Bankshares	COM	587405-10-1	2414	66562	SH	Sole				66562
Mohawk Inds Inc Com	COM	608190-10-4	474	6370	SH	Sole				6370
Morgan Stanley & Co	COM	617446-44-8	339	4644	SH	Sole				4644
Nestle Sa-Adr Repstg	ADR	641069-40-6	816	9300	SH	Sole				9300
Norfolk Southern Corp	COM	655844-10-8	3540	80372	SH	Sole				80372
Paychex Inc		COM	704326-10-7	495	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	303	4644	SH	Sole				4644
Plum Creek Timber Dep	COM	729251-10-8	2882	84658	SH	Sole				84658
Procter & Gamble Co	COM	742718-10-9	281	4538	SH	Sole				4538
Provident Finl Svcs Inc	COM	74386T-10-5	851	45993	SH	Sole				45993
Royal Dutch Shell Cl A	COM	780257-80-4	1002	15164	SH	Sole				15164
Royce Value Trust	COM	780910-10-5	718	35117	SH	Sole				35117
Sandy Spring Bancorp 	COM	800363-10-3	1794	50733	SH	Sole				50733
SPDR Tr Unit 1 Ser	COM	78462f-10-3	631	4726	SH	Sole				4726
St Joe Corporation	COM	790148-10-0	503	9173	SH	Sole				9173
Suntrust Bks Inc Com	COM	867914-10-3	222	2867	SH	Sole				2867
Tyco Intl Ltd New Com	COM	902124-10-6	4459	159293	SH	Sole				159293
UST Inc.		COM	902911-10-6	475	8660	SH	Sole				8660
V F Corp Com		COM	918204-10-8	4416	60528	SH	Sole				60528
Verizon Communications	COM	92343v-10-4	359	9660	SH	Sole				9660
Wal Mart Stores Inc Com	COM	931142-10-3	4986	101086	SH	Sole				101086
Walt Disney Holding Co	COM	254687-10-6	5047	163286	SH	Sole				163286
Washington Mutual Ins.	COM	939322-10-3	2980	68551	SH	Sole				68551
Washington Post Co Cl B	COM	939640-10-8	4426	6006	SH	Sole				6006
Washington Rl EstInv Tr	COM	939653-10-1	318	7988	SH	Sole				7988
Wells Fargo & Co (new)	COM	949746-10-1	1631	45085	SH	Sole				45085
Wyeth			COM	983024-10-0	620	12200	SH	Sole				12200